Investment in an Affiliate (Details) $ in Thousands	3 Months Ended	8 Months Ended	12 Months Ended
	Apr. 05, 2016 USD ($)	Aug. 29, 2017 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 04, 2016	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value of the investment			$ 34,000	$ 34,000
Losses of affiliated company			0	0	$ 41,454
Cash consideration from sale			$ 0	$ 0	49,911
Private Placement
Schedule of Equity Method Investments [Line Items]
Number of shares issued | shares		36,363,636
SPII Holdings Inc. | Private Placement
Schedule of Equity Method Investments [Line Items]
Number of shares issued | shares		12,000,000
Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest		49.00%
Carrying value of the investment		$ 34,000
Significant assumptions | Discount factor due to lack of marketability | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.075
Significant assumptions | Weighted average cost of capital | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.108
Significant assumptions | Long term growth rate | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.032
Significant assumptions | Commission rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.029
Significant assumptions | Number of vessels | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			63
Change in fair value measurements | Discount factor due to lack of marketability | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.05
Decrease in fair value			$ 1,856
Change in fair value measurements | Weighted average cost of capital | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.01
Increase in fair value			$ 2,578
Decrease in fair value			$ 1,986
Change in fair value measurements | Long term growth rate | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.01
Increase in fair value			$ 1,907
Decrease in fair value			$ 1,463
Change in fair value measurements | Weighting of market versus income approach | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate			10.00%
Increase in fair value			$ 31
Change in fair value measurements | Charter rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.1
Decrease in fair value			$ 6,672
Change in fair value measurements | Commission rates | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.005
Increase in fair value			$ 10,917
Decrease in fair value			$ 11,083
Change in fair value measurements | Number of vessels | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Number of vessels under management			One per pool
Increase in fair value			$ 9,010
Decrease in fair value			$ 8,945
Market approach valuation technique | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate			20.00%
Market approach valuation technique | Control premium | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in Heidmar, measurement input			0.1
Income approach valuation technique | Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Weighting rate			80.00%
Dryships Inc. | Shipping Pool Investors Inc. | Private Placement
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Shipping Pool Investors Inc. | Heidmar Holdings LLC | Private Placement
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest						40.40%
Carrying value of the investment							$ 208,176	$ 91,410
Market value of the investment							$ 45,985	$ 91,410
Losses of affiliated company					41,454
Loss recognized due to impairment					$ 162,191
Cash consideration from sale	$ 49,911
Gain on sale	792
Ocean Rig | Other comprehensive income
Schedule of Equity Method Investments [Line Items]
Gain on sale	$ 343